Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net (Textual)
Impairment on intangible assets		$ 3,281,779
Copyrights [Member]
Intangible Assets, Net (Textual)
Impairment on intangible assets	3,281,779
Patents [Member]
Intangible Assets, Net (Textual)
Impairment on intangible assets	3,281,779
Software [Member]
Intangible Assets, Net (Textual)
Impairment on intangible assets	3,281,779
Continuing operations [Member]
Intangible Assets, Net (Textual)
Amortization expense	0		353,971
Impairment on intangible assets	$ 0		$ 0
Discontinued operations [Member]
Intangible Assets, Net (Textual)
Amortization expense		359,701
Impairment on intangible assets		$ 3,281,779